Mar-14-05 04:31pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-347 P.002/002 F-677

Paras Madho
Manager
Securities Operations

New York Stock Exchange, inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05004431

Cert NYS

NYSE

1-13165

RECD S.E.C.
MAR 1 4 2005

March 14, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, CRYOLIFE, INC., % Convertible Preferred Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 14, 2005. Tentative listing date – March 15, 2005.

Sincerely,

PROCESSED
MAR 15 2005
THOMSON FINANCIAL

Paras Madho